UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6295

Nuveen New York Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
	December 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 22.7% (14.9% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	A3	$ 514,260
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 –
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,315	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	A3	1,361,301
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	A3	629,538
2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	2,918,600
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
1,235	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	1,200,198
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	A2	719,346
	Series 2002, 5.000%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University,
	Series 2001-2:
1,350	5.500%, 7/01/18 – AMBAC Insured	7/11 at 100.00	AA–	1,420,308
800	5.500%, 7/01/20 – AMBAC Insured	7/11 at 100.00	AA–	841,840
600	5.500%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AA–	631,380
2,125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	Aa3	2,164,015
	Series 2001, 5.000%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	2,212,240
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
1,835	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA–	1,855,203
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
2,790	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA–	2,861,536
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/19 at 100.00	AA–	6,399,772
	Facilities, Series 2009A, 5.000%, 7/01/39
735	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	A	730,649
	5.000%, 7/01/37 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 – NPFG Insured	7/11 at 101.00	A	1,013,570
2,875	5.250%, 7/01/30 – NPFG Insured	7/11 at 101.00	A	2,875,661
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
3,300	5.250%, 7/01/34	7/19 at 100.00	AA–	3,515,886
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	3,993,591
3,750	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,849,863
	2009B, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
775	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	846,967
620	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	676,823
3,545	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	Aa1	3,789,499
	University, Tender Option Bond Trust 3127, 12.821%, 7/01/40 – BHAC Insured (IF)
1,000	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	1/10 at 101.00	A	1,001,120
	University, Series 1998, 5.000%, 7/01/23 – NPFG Insured
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	1/10 at 100.50	A	7,269,575
	Mann School, Series 1998, 5.000%, 7/01/28 – NPFG Insured
800	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,	1/19 at 100.00	AAA	891,208
	Queens Baseball Stadium Project, Series 2009, 6.375%, 1/01/39 – AGC Insured

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BBB	1,841,820
3,200	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BBB	2,913,248
1,905	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	2,196,046
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,195	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,142,301
9,735	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	9,012,468
5,830	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	4,865,718
995	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	AA–	1,028,293
	7/01/32 – AMBAC Insured
78,970	Total Education and Civic Organizations			79,183,843
	Health Care – 17.7% (11.6% of Total Investments)
810	Dormitory Authority of the State of New York Hospital for Special Surgery, FHA-Insured	8/19 at 100.00	AAA	892,061
	Mortgage Hospital Revenue Bonds, Series 2009, 6.250%, 8/15/34
5,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/10 at 100.00	N/R	5,999,137
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
5,730	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/10 at 101.00	N/R	5,791,884
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
2,915	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/10 at 100.00	N/R	2,915,496
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,385	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	2,461,105
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	2,714,631
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	1,015,640
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
6,430	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	1/10 at 101.00	A	6,437,330
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
955	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AAA	1,017,046
825	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AAA	837,053
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	2,603,700
3,210	5.000%, 7/01/22 – NPFG Insured	7/13 at 100.00	AA	3,335,672
2,820	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	3,049,576
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
2,120	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	2,143,405
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	N/R	12,335,765
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 – AMBAC Insured
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	Baa1	2,059,587
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A+	2,873,192
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A+	3,140,797
60,260	Total Health Care			61,623,077
	Housing/Multifamily – 4.1% (2.7% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,470	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,652,809
1,470	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,611,796
5,445	5.000%, 7/01/25 – FGIC Insured (UB)	7/15 at 100.00	AA+	5,646,138
1,620	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/10 at 105.00	N/R	1,705,169
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured

540	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	502,362
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
3,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	2,944,110
	11/01/37 (Alternative Minimum Tax)
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
55	6.100%, 11/01/15 – FSA Insured	5/10 at 100.00	AAA	55,241
200	6.125%, 11/01/20 – FSA Insured	5/10 at 100.00	AAA	200,234
13,800	Total Housing/Multifamily			14,317,859
	Long-Term Care – 1.7% (1.0% of Total Investments)
5,535	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	A	5,640,497
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – NPFG Insured
	Tax Obligation/General – 9.4% (6.2% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa2	1,581,150
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	Baa1	804,324
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A	2,159,800
600	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	633,162
45	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 –	2/10 at 100.00	AAA	45,220
	FSA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
925	5.125%, 8/01/25 – MBIA Insured	2/10 at 100.50	AA	930,217
70	5.375%, 8/01/27 – MBIA Insured	2/10 at 100.50	AA	70,413
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/16 –	8/10 at 101.00	AA	3,104,820
	FGIC Insured
2,900	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	3,069,940
	FGIC Insured
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 1198:
3,250	5.000%, 11/01/19 – FSA Insured (UB)	11/14 at 100.00	AAA	3,470,870
1,650	5.000%, 11/01/20 – FSA Insured (UB)	11/14 at 100.00	AAA	1,752,531
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
100	5.375%, 4/15/18 – NPFG Insured	4/10 at 101.00	A+	102,277
100	5.375%, 4/15/19 – NPFG Insured	4/10 at 101.00	A+	102,260
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA–	1,191,226
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA–	1,183,795
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA–	1,189,382
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA–	1,211,030
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA–	1,225,555
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA–	962,510
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	A	831,410
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	A	830,366
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	A	824,688
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	A	825,499
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	A	829,134
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	A	831,222
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	A	829,067
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 – NPFG Insured	8/15 at 100.00	A	2,253,576
29,737	Total Tax Obligation/General			32,845,444
	Tax Obligation/Limited – 51.6% (33.9% of Total Investments)
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	1/10 at 101.00	A	7,240,957
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	3,784,580
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
670	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	750,903
1,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,775,162
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	8,149,674
	Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured

1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,170,137
	2005F, 5.000%, 3/15/21 – FSA Insured
3,300	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	No Opt. Call	AA–	3,348,972
	City School District Project, Series 2009A, 5.000%, 5/01/31
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,230	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,342,471
1,225	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,318,112
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District:
1,700	5.750%, 5/01/26 – FSA Insured (UB)	5/14 at 100.00	AAA	1,806,063
2,390	5.750%, 5/01/28 – FSA Insured (UB)	5/18 at 100.00	AAA	2,637,461
7,545	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	8,246,232
	City School District, 5.750%, 5/01/28 – FSA Insured (UB)
14,405	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	13,415,230
	2/15/47 – FGIC Insured
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	7,912,125
	5.250%, 11/15/25 – FSA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	4,826,964
	5.500%, 7/01/18 – NPFG Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
3,000	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	3,249,840
5,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	5,416,400
2,375	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,475,819
4,050	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	4,108,847
2,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AAA	2,337,360
	Series 2002A, 5.750%, 7/01/18 – FSA Insured (UB)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
4,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	4,261,160
1,560	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,635,114
1,560	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,627,454
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,640	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	3,900,042
1,960	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,079,521
5,420	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	5,681,461
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,559,715
5,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	5,891,368
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
2,820	5.250%, 5/01/16 – NPFG Insured	11/11 at 101.00	AAA	3,050,845
1,000	5.250%, 5/01/17 – NPFG Insured	11/11 at 101.00	AAA	1,079,950
5,930	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	6,416,497
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
3,160	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	3,390,775
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,169,740
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,698,240
	Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
835	13.417%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	952,827
3,955	13.403%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	4,214,606
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
875	5.125%, 5/15/19 – AMBAC Insured	5/11 at 100.00	A	911,873
920	5.125%, 5/15/20 – AMBAC Insured	5/11 at 100.00	A	958,769
965	5.250%, 5/15/21 – AMBAC Insured	5/11 at 100.00	A	1,007,286
1,015	5.250%, 5/15/22 – AMBAC Insured	5/11 at 100.00	A	1,022,278

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	1,065,300
	2004, 5.000%, 4/01/22 – NPFG Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	9,852,865
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,608,360
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,071,820
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	11,736,585
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,055,140
4,565	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,809,775
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	520,160
	2005B, 5.000%, 3/15/30 – FSA Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	4,397,000
	2002E, 5.500%, 7/01/18 – FSA Insured
3,715	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	2,591,881
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)
171,525	Total Tax Obligation/Limited			179,531,716
	Transportation – 9.2% (6.1% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
6,000	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	6,462,840
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,084,820
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
1,335	5.500%, 11/15/21 – NPFG Insured	11/12 at 100.00	A	1,408,719
4,575	5.000%, 11/15/25 – NPFG Insured	11/12 at 100.00	A	4,722,864
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,625	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,770,898
425	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	433,466
1,650	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,705,226
	FSA Insured (UB)
955	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	A+	1,015,127
	FGIC Insured
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/10 at 100.50	A	2,505,575
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	1,750,141
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
1,170	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa3	1,398,758
	Eighth Series 2008, Trust 2920, 17.292%, 8/15/32 – FSA Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	1,836,351
3,800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	4,060,072
30,280	Total Transportation			32,154,857
	U.S. Guaranteed – 12.6% (8.3% of Total Investments) (4)
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2000A:
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	Aa3 (4)	2,512,166
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	Aa3 (4)	1,882,866
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	4/10 at 105.68	Baa1 (4)	655,232
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,000	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A2 (4)	1,084,960
1,000	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A2 (4)	1,084,960
4,695	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/11 at 100.00	N/R (4)	5,028,204
	1998A, 5.250%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	12,751,750
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,663,440
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	3,789,045
820	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	914,784
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
3,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	3,306,660
	4/01/19 (Pre-refunded 4/01/12) – FSA Insured
6,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	6,288,540
	Facilities, Series 2000C, 5.125%, 1/01/23 (Pre-refunded 1/01/11) – FSA Insured
39,635	Total U.S. Guaranteed			43,962,607
	Utilities – 11.9% (7.8% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	2,245,880
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	2,133,120
15,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	7,581,300
3,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	1,429,950
4,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	2,018,835
3,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	1,264,350
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	3,046,290
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,010	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	6,281,231
7,735	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	8,022,355
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	757,755
	5.000%, 12/01/35 – CIFG Insured
6,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	3/10 at 101.00	A	5,954,280
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – NPFG Insured
	(Alternative Minimum Tax)
650	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	694,311
	11/15/19 – FGIC Insured
57,645	Total Utilities			41,429,657
	Water and Sewer – 8.5% (5.6% of Total Investments)
	New York City Municipal Water Finance Authority, New York, Water and Sewer System
	Revenue Bonds:
5,920	5.000%, 6/15/27 – NPFG Insured (UB)	6/16 at 100.00	AAA	6,234,174
3,455	5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	3,548,838
1,245	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,286,508
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 100.00	AAA	1,265,278
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 (Mandatory put 6/15/10) – NPFG Insured
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,058,680
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	5,398,550
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA+	7,460,112
	6/01/28 – NPFG Insured
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	A3	1,214,837
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured
29,175	Total Water and Sewer			29,466,977
$ 516,562	Total Long-Term Municipal Bonds (cost $496,577,205)			520,156,534

	Short-Term Investments – 2.9% (1.9% of Total Investments)
	Municipal Bonds – 1.4% (0.9% of Total Investments)
	Tax Obligation/Limited – 1.4% (0.9% of Total Investments)
$ 4,975	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	1/10 at 100.00	A-1	$ 4,975,000
	Demand Revenue Obligations, Series 2008A, 0.280%, 11/01/31 – FSA Insured (5)
	Euro Dollar Time Deposit – 1.5% (1.0% of Total Investments)
5,197	State Street Bank Euro Dollar Time Deposit, 0.010%, 1/04/10	N/A	N/A	5,196,895
$ 10,172	Total Short-Term Investments (cost $10,171,895)			10,171,895
	Total Investments (cost $506,749,100) – 152.3%			530,328,429
	Floating Rate Obligations – (9.6)%			(33,510,000)
	Other Assets Less Liabilities – 4.4%			15,391,330
	Auction Rate Preferred Shares, at Liquidation Value – (47.1)% (6)			(163,900,000)
	Net Assets Applicable to Common Shares – 100%			$ 348,309,759

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$520,156,534	$ —	$520,156,534
Short-Term Investments	5,196,895	4,975,000	—	10,171,895
Total	$5,196,895	$525,131,534	$ —	$530,328,429

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $476,769,990.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$26,457,777
Depreciation	(6,420,432)
Net unrealized appreciation (depreciation) of investments	$20,037,345

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.9%.
N/A	Not applicable.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        March 1, 2010